Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued wages and welfare	$ 64,372	$ 61,776
Other tax payable		25,206
Rental payable	44,108	24,972
Other payables	118,590	118,963
Accrued expenses and other payables	$ 227,070	$ 230,917